ProFund VP Emerging Markets Expense Example - ProFund VP Emerging Markets - None	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	$ 2,047